RELATED PARTY TRANSACTIONS (Narrative) (Details) $ / shares in Units, $ in Thousands						1 Months Ended	3 Months Ended	9 Months Ended
	Feb. 11, 2022	Feb. 10, 2022 USD ($) $ / shares	Feb. 04, 2022 USD ($) $ / shares	Dec. 08, 2020 $ / shares	Oct. 15, 2020	May 31, 2018 USD ($) $ / shares shares	May 31, 2022 $ / shares	May 31, 2022 USD ($) shares	May 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Accrued independent directors fees and services								$ 263	$ 186
Equity issuance, price per share | $ / shares							$ 2.38
Convertible Notes [Member]
Disclosure of transactions between related parties [line items]
Equity issuance, price per share | $ / shares		$ 1.695	$ 1.695
Increase Decrease Through Shares Issued On Convertible Note		$ 8,000	$ 11,990
West Vault Mining Inc. [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions								$ 43	$ 42
HCI [Member]
Disclosure of transactions between related parties [line items]
Common shares issued for private placement | shares						3,539,823
Equity issuance, price per share | $ / shares				$ 2.23		$ 1.695
Proceeds from private placement						$ 6,000
Proportion of entity interest held by another entity	26.00%			31.00%	31.00%	26.00%		25.14%
Number of shares owned | shares								24,837,349
Franklin Templeton Investments [Member] | Convertible Notes [Member]
Disclosure of transactions between related parties [line items]
Increase Decrease Through Shares Issued On Convertible Note								$ 8,000